Related Party Transactions and Balances - Schedule of Transactions with Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Payment of dividends	$ 57,753	$ 57,552
Skinist Global [Member]
Related Party Transaction [Line Items]
Sales of products		77,193
Youshan [Member]
Related Party Transaction [Line Items]
Purchase of products	866,846
Jingrong [Member]
Related Party Transaction [Line Items]
Purchase of consulting services	98,666
Mr. Zhu Jian [Member]
Related Party Transaction [Line Items]
Payment of dividends	19,251	19,184
Mr. Wang Jun [Member]
Related Party Transaction [Line Items]
Payment of dividends	19,251	19,184
Mr. Tang Jing [Member]
Related Party Transaction [Line Items]
Payment of dividends	$ 19,251	$ 19,184